Cover	Jun. 11, 2026
Entity Information [Line Items]
Amendment Flag	true
Amendment Description	Amendment No. 1 to REGISTRATION STATEMENT on Form S-6
Entity Central Index Key	0002062414
Document Type	S-6
Entity Registrant Name	SmartTrust 747
Document Period End Date	Jun. 11, 2026
North American Aerospace & Defense (NORAAD) Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in equity securities of North American companies (as defined below) that belong to the “Industrials—Capital Goods—Aerospace & Defense” Global Industry Classification Standard (GICS®) industry. In selecting the securities, the sponsor also considered factors including, but not limited to, market capitalization, average trading volume, 12-month dividend yield, trailing twelve-month free cash flow balances, price/earnings ratios, and analyst ratings. The portfolio is not necessarily equally weighted and is weighted based on the sponsor’s view of the total return potential of the selected companies within the aerospace & defense industry over the life of the trust. For purposes of this trust, North American companies include companies (1) organized in North America, (2) with headquarters or principal places of business located in North America, and/or (3) doing a substantial amount of business in North America (either 50% or more of the issuer’s assets are located in North America or 50% or more of the issuer’s revenues are derived in North America). For purposes of the trust’s investment strategy, the sponsor defines North America as the United States, Canada and Mexico. The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the aerospace and defense industry, which is part of the industrials sector.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, at least 80% of the trust’s net assets will be invested in securities of North American companies in the “Industrials—Capital Goods—Aerospace & Defense” GICS industry.
Premier Banking Opportunities Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of equity securities of banking companies, as defined below, selected as of The sponsor defines banking companies as companies in the following Global Industry Classification Standard (GICS®) Sub-Industry: Financials — Banks — Banks — Regional Banks.The sponsor selected the trust’s portfolio from companies meeting the following criteria as of the Security Selection Date:Had equity securities actively traded on a U.S. exchange;Were organized and/or domiciled in the U.S.;Had equity securities with a market capitalization of $500,000,000 or greater; andHad equity securities with an average daily trading volume of $500,000 or greater.The sponsor contends that analyzing companies in the banking industry requires a unique and comprehensive review. In selecting the final portfolio, the sponsor sought to identify companies it defines as “premier banking opportunities” which are companies that the sponsor determined had the greatest potential to achieve the trust’s investment objective as of the Security Selection Date based on factors including specific measures of financial strength, profitability, valuations and assessments of risk. Some examples of the factors considered include, but are not limited to, dividend yield, institutional ownership, return on average assets, return on tangible equity and net interest margin.The sponsor sought to allocate the weightings of each security approximately equally as of the trust’s inception. The weightings will vary thereafter in accordance with fluctuations in stock prices.The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the financials sector.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of banking companies.